UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03287
New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)
150 Broadhollow Road, Suite PH2
Melville, New York 11747

(Address of principal executive offices) (Zip code)
David J. Schoenwald, President
New Alternatives Fund, Inc.
150 Broadhollow Road, Suite PH2
Melville, New York 11747

(Name and address of agent for service)
Registrant’s telephone number, including area code: 631-423-7373
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%

Alternate Energy — 37.3%

Renewable Energy Power Producers & Developers — 21.1%
Abengoa SA (Spain)	450,000	$9,538,926
Acciona SA (Spain)	125,000	10,537,590
Algonquin Power & Utilities Corp. (Canada)	100,000	548,716
EDP Renovaveis SA (Spain/Portugal)*	2,000,000	10,890,575
Elecnor, SA (Spain)	125,000	1,510,564
Hafslund ASA, Class A (Norway)	328,074	3,263,635
TrustPower Ltd. (New Zealand)	500,000	2,692,943

		38,982,949

Wind Turbines — 8.0%
Gamesa Corporacion Tecnologica SA (Spain)	1,500,000	6,706,190
Vestas Wind Systems AS (Denmark)*	500,000	8,103,148

		14,809,338

Geothermal — 5.1%
Ormat Technologies, Inc.	500,000	8,040,000
WFI Industries Ltd. (Canada)	75,000	1,325,508

		9,365,508

Solar Photovoltaic — 2.3%
First Solar, Inc.*	7,500	474,075
Kyocera Corp. (Japan) SP ADR	30,000	2,498,700
SMA Solar Technology AG (Germany)	25,000	1,294,826

		4,267,601

Energy Storage — 0.8%
Panasonic Corp. (Japan) SP ADR	150,000	1,428,000

		1,428,000

Total Alternate Energy		68,853,396

Natural Gas Distribution — 21.1%
Atmos Energy Corp.	350,000	11,357,500
Northwest Natural Gas Co.	210,000	9,261,000
South Jersey Industries, Inc.	200,000	9,950,000
WGL Holdings, Inc.	215,000	8,400,050

		38,968,550

Water — 19.5%

Water Utilities — 18.2%
American Water Works Co., Inc.	450,000	13,581,000
Aqua America, Inc.	500,000	10,785,000
CIA SaneamentoBasico (Brazil) ADR	200,000	9,270,000

		33,636,000

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2011
(Unaudited)

	Shares	Value
Water Related — 1.3%
A. O. Smith Corp.	37,500	$1,201,125
Hyflux Ltd. (Singapore)	1,000,000	1,128,522

		2,329,647

Total Water		35,965,647

Energy Conservation — 15.5%
Itron, Inc.*	15,000	442,500
Johnson Controls, Inc.	200,000	5,274,000
Koninklijke Philips Electronics NV (Netherlands)	500,000	8,970,000
Owens Corning, Inc.*	200,000	4,336,000
Power-One, Inc. *	50,000	225,000
Schneider Electric SA (France)	175,000	9,365,197

		28,612,697

Electric Transmission — 3.1%
ITC Holdings Corp.	75,000	5,807,250

Recycling — 0.6%
Sims Metal Management Ltd. (Australia) SP ADR	100,000	1,184,000

Total Common Stocks (Cost $216,188,894)		179,391,540

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2011
(Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 0.3%

Socially Concerned Banks — 0.3%
Alternatives Federal Credit Union 0.15% due 10/30/11	$100,000	$100,000
Carver Federal Savings Bank 0.90% due 12/23/11	100,000	100,000
Urban Partnership Bank 0.10% due 10/13/11	100,000	100,000
People’s United Bank 0.75% due 12/03/11	100,000	100,000
Self-Help Credit Union 0.75% due 12/30/11	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $216,688,894) ** — 97.4%		179,891,540

Other Assets in Excess of Liabilities — 2.6%		4,831,044

Net Assets — 100.0%		$184,722,584

*	Non-income producing security

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$216,688,894

Gross unrealized appreciation	$21,505,478
Gross unrealized depreciation	(58,302,832)

Net unrealized depreciation	$(36,797,354)

ADR	-American Depositary Receipts

SP ADR	-Sponsored American Depositary Receipts
The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC. NOTES TO SCHEDULE OF INVESTMENTS September 30, 2011 (Unaudited)
1. PORTFOLIO VALUATION — The New Alternatives Fund, Inc.’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor under methods established by and under the general supervision of the Fund’s Board of Directors. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. The Fund does not invest in unlisted securities.
2. FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities the Fund has the ability to access.

•	Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities:	September 30, 2011	Prices	Inputs	Inputs

Common Stocks
Alternate Energy
Renewable Energy Power Producers & Developers	$38,982,949	$2,059,280	$36,923,669	$—
Wind Turbines	14,809,338	—	14,809,338	—
Geothermal	9,365,508	9,365,508	—	—
Solar Photovoltaic	4,267,601	2,972,775	1,294,826	—
Energy Storage	1,428,000	1,428,000	—	—
Natural Gas Distribution	38,968,550	38,968,550	—	—
Water
Water Utilities	33,636,000	33,636,000	—	—
Water Related	2,329,647	1,201,125	1,128,522	—
Energy Conservation	28,612,697	19,247,500	9,365,197	—
Electric Transmission	5,807,250	5,807,250	—	—
Recycling	1,184,000	1,184,000	—	—

Total Common Stocks	179,391,540	115,869,988	63,521,552	—
Certificates of Deposit	500,000	—	500,000	—

Total	$179,891,540	$115,869,988	$64,021,552	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such Investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For the Period ended September 30, 2011, the Fund held no securities which measured their value using Level 3 inputs.
Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized at the beginning of the reporting period. As of September 30, 2011, securities with an end of period value of $63,521,552 held by the Fund were transferred from Level 1 into Level 2. The Fund also uses a third party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies. Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Fair Value Committee (the “Committee”). The Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on the specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Alternatives Fund, Inc.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date 11-1-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date 11-1-11

*      Print the name and title of each signing officer under his or her signature.